Other intangible assets	12 Months Ended
Dec. 31, 2013
Other intangible assets
21 Other intangible assets

	2013			2012
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(21)	4	25	(21)	4
Client relationships	222	(106)	116	314	(146)	168
Other	7	(1)	6	8	(2)	6
Total amortizing other intangible assets	254	(128)	126	347	(169)	178
Non-amortizing other intangible assets	84	–	84	65	–	65
of which mortgage servicing rights, at fair value	42	–	42	43	–	43
Total other intangible assets	338	(128)	210	412	(169)	243

Additional information

in	2013	2012	2011
Aggregate amortization and impairment (CHF million)
Aggregate amortization	24	28	30
Impairment	8	7	0
of which related to discontinued operations	7	0	0

Estimated amortization

Estimated amortization (CHF million)
2014	18
2015	18
2016	17
2017	17
2018	16

Bank
Other intangible assets
20 Other intangible assets

	2013			2012
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(21)	4	25	(21)	4
Client relationships	222	(106)	116	303	(142)	161
Other	7	(1)	6	8	(2)	6
Total amortizing other intangible assets	254	(128)	126	336	(165)	171
Non-amortizing other intangible assets	84	–	84	72	–	72
of which mortgage servicing rights, at fair value	42	–	42	43	–	43
Total other intangible assets	338	(128)	210	408	(165)	243

Additional information

in	2013	2012	2011
Aggregate amortization and impairment (CHF million)
Aggregate amortization	24	28	30
Impairment	8	0	0
of which related to discontinued operations	7	0	0

Estimated amortization

Estimated amortization (CHF million)
2014	18
2015	18
2016	17
2017	17
2018	16

> Refer to “Note 21 – Other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.